Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Included in non-current liabilities
Investment payables		¥ 169
Government grants	¥ 2	13
Deferred income	66
Contingent consideration, measured at fair value (note i)		32
Other non-current payables	68	214
Included in current liabilities
Dividend payable	12	12
Accrued expenses (note ii)	2,105	1,467
Advances from customers	83	106
Investment payables	611	389
Other tax liabilities	140	103
Present value of liability of puttable shares	539	494
Deferred income	23
Other deposits	77	71
Others	80	69
Contingent consideration, measured at fair value (note i)	112	31
Other payables and other liabilities	¥ 3,782	¥ 2,742